Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of the Intangible Assets	12 Months Ended
Dec. 31, 2008
Gamma Linolenic Acid (“GLA”) [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	22 years
SPC® technology [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	20 years
IP rights HB4 Technology - BIOX [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	5 years
Customer relationship [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	20 years 6 months